Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

SpectraDirect
SpectraSelect

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account U

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.
If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973.
ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May
2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.
Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-
based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolio is closed to new premiums and transfers. Contract owners who have value in the investment portfolio listed below may leave their contract value in the investment.

Closed Investment Portfolio
Van Eck VIP Global Hard Assets Fund (Initial Class)

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Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any fixed option that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.
You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street,
N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Invesco V.I. Global Core Equity Fund (Class I)	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including
Investment Adviser: Invesco Advisers, Inc.	U.S. issuers.

Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and,
Investment Adviser: Morgan Stanley Investment	to a lesser extent, of corporate issuers in emerging market
Management Inc.	countries.

Universal Institutional Fund Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization
Investment Adviser: Morgan Stanley Investment	companies.
Management Inc.

Voya Global Bond Portfolio (Class S)	Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: Voya Investments, LLC	convertible into common stocks. It is anticipated that capital
Subadviser: Voya Investment Management Co. LLC	appreciation and investment income will both be major factors in achieving total return.
Voya High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management Company
LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: Voya Investments, LLC	diversified portfolio consisting primarily of debt securities. It
Subadviser: Voya Investment Management Co. LLC	is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted International
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Large Cap Growth Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Limited Maturity Bond Portfolio (Class S)	Seeks highest current income consistent with low risk to
principal and liquidity and secondarily, seeks to enhance its
Investment Adviser: Directed Services LLC	total return through capital appreciation when market factors,
Subadviser: Voya Investment Management Co. LLC	such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
Voya Liquid Assets Portfolio (Class I)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio (Class I)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company
of Virginia d/b/a The London Company

Voya RussellTM Large Cap Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Growth Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Growth
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Russell™ Large Cap Value Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Value
Subadviser: Voya Investment Management Co. LLC	Index.

Voya U.S. Stock Index Portfolio (Class I)	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

VY Invesco Comstock Portfolio (Class I)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio (Class I)	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio (Class I)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY MFS Utilities Portfolio (Class I)	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY T. Rowe Price International Stock Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

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IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust approved proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY MFS Utilities Portfolio (Class I)	Voya Large Cap Value Portfolio (Class I)

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC
Investment Objective: Seeks long-term growth of capital and
current income.
VY MFS Total Return Portfolio (Class I)	VY Invesco Equity and Income Portfolio (Class I)

In connection with the upcoming Reorganizations, the Voya Large Cap Value Portfolio (Class I) will be added as an available investment option.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding
Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer
Service.

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